Proposed Offering	5 Months Ended
Dec. 31, 2020
Proposed Offering [Abstract]
Proposed Offering
Note 3—Proposed Offering
Pursuant to the Proposed Offering, the Company intends to offer for sale units (the “
Units
”), each consisting of one share of Class A common stock and one-fifth
of one redeemable common stock purchase warrant (the
“
Warrants
”). Each whole Warrant entitles the holder to purchase one share of Class A common stock. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12

months from the closing of the Proposed Offering provided in each case that the Company has an effective registration statement under the Securities Act covering the issuance of the Class A common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their warrants on a cashless basis under certain circumstances). The Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Warrants will expire at the end of such period. Under the terms of a proposed warrant agreement, the Company will agree to use its best efforts to file a registration statement under the Securities Act following the completion of the Business Combination covering the shares of Class A common stock issuable upon exercise of the Warrants. The Company expects to grant the underwriters a
45-day
option to purchase additional Units to cover any over-allotment, at the initial public offering price less the underwriting discounts and commissions.
The Company expects to pay an underwriting discount of 2.00% of the per Unit offering price to the underwriters at the closing of the Proposed Offering, with an additional fee (the “
Deferred Discount
”) of 3.50% of the gross offering proceeds payable upon the Company’s completion of a Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Business Combination.